UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | August 31, 2023
Schwab Fundamental Global Real Estate Index Fund

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report1

Schwab Fundamental Global Real Estate Index Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended August 31, 2023
Schwab Fundamental Global Real Estate Index Fund (Ticker Symbol: SFREX)	-4.52%
Russell RAFITM Global Select Real Estate Index (Net)[1]	-4.89%
FTSE EPRA Nareit Global Index (Net)[1]	-2.87%
Fund Category: Morningstar Global Real Estate[2]	-1.96%
Performance Details	pages 4-5
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership – The Schwab Fundamental Global Real Estate Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Global Select Real Estate Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
2Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust
(subsequently acquired by State Street Corporation).

Schwab Fundamental Global Real Estate Index Fund | Semiannual Report3

Schwab Fundamental Global Real Estate Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/14)	-4.52%	-7.02%	-1.98%	2.23%
Russell RAFITM Global Select Real Estate Index (Net)[2]	-4.89%	-6.92%	-2.37%	1.92%
FTSE EPRA Nareit Global Index (Net)[2]	-2.87%	-5.12%	-0.97%	1.81%
Fund Category: Morningstar Global Real Estate[3]	-1.96%	-4.34%	0.23%	N/A
Fund Expense Ratio[4]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
The fund’s performance relative to the index may be affected by fair value pricing, see financial note 2 for more information.
Small-company stocks are subject to greater volatility than many other asset classes.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations. Investing in emerging markets may accentuate these risks.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Index ownership – The Schwab Fundamental Global Real Estate Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Global Select Real Estate Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus.
4Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Performance and Fund Facts as of August 31, 2023

Statistics1
Number of Holdings	374
Weighted Average Market Cap (millions)	$17,144
Price/Earnings Ratio (P/E)	15.9
Price/Book Ratio (P/B)	0.8
Portfolio Turnover Rate	8% [2]
Industry Weightings % of Investments1

Top Holdings % of Net Assets5

Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
5
This list is not a recommendation of any security by the investment adviser.
6
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report5

Schwab Fundamental Global Real Estate Index Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2023 and held through August 31, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/23	EXPENSES PAID DURING PERIOD 3/1/23-8/31/23 [2]
Schwab Fundamental Global Real Estate Index Fund
Actual Return	0.39%	$1,000.00	$954.80	$1.92
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.18	$1.98

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days in the period, and divided by
366 days in the fiscal year.

6Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 8/31/23*	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$9.35	$11.48	$11.05	$11.06	$11.43	$11.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.30	0.34	0.30	0.37	0.37
Net realized and unrealized gains (losses)	(0.60)	(2.16)	0.44	0.05	(0.24)	0.38
Total from investment operations	(0.42)	(1.86)	0.78	0.35	0.13	0.75
Less distributions:
Distributions from net investment income	(0.09)	(0.27)	(0.35)	(0.34)	(0.47)	(0.44)
Distributions from net realized gains	—	—	—	(0.02)	(0.03)	(0.12)
Total distributions	(0.09)	(0.27)	(0.35)	(0.36)	(0.50)	(0.56)
Net asset value at end of period	$8.84	$9.35	$11.48	$11.05	$11.06	$11.43
Total return	(4.52%)[2]	(16.30%)	7.02%	3.62%	0.91%	7.00%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%[4]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	3.94%[3]	3.01%	2.86%	3.17%	3.16%	3.32%
Portfolio turnover rate	8%[2]	32%	32%	25%	16%	16%
Net assets, end of period (x 1,000,000)	$90	$104	$134	$157	$196	$190

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report7

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 3.6%
Charter Hall Group	11,881	82,862
Charter Hall Retail REIT	20,295	45,666
Cromwell Property Group	116,891	36,607
Dexus	48,327	241,495
Goodman Group	32,163	484,608
Mirvac Group	299,653	467,191
National Storage REIT	11,511	17,227
REA Group Ltd.	798	85,081
Region RE Ltd.	43,004	59,968
Scentre Group	366,740	650,068
Stockland	215,487	588,527
The GPT Group	76,144	206,168
Vicinity Ltd.	238,793	288,044
Waypoint REIT Ltd.	27,263	43,990
		3,297,502

Belgium 0.2%
Aedifica S.A.	645	43,195
Cofinimmo S.A.	1,369	106,661
Warehouses De Pauw CVA	2,532	72,356
		222,212

Brazil 0.2%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	32,681	148,093
Multiplan Empreendimentos Imobiliarios S.A.	10,700	53,456
		201,549

Canada 2.6%
Allied Properties Real Estate Investment Trust	7,316	112,458
Altus Group Ltd.	1,458	56,153
Artis Real Estate Investment Trust	13,974	72,393
Boardwalk Real Estate Investment Trust	1,752	88,650
Canadian Apartment Properties REIT	6,360	228,145
Chartwell Retirement Residences	17,714	134,638
Choice Properties Real Estate Investment Trust	10,148	98,461
Colliers International Group, Inc.	973	112,415
Crombie Real Estate Investment Trust	6,833	67,460
Dream Industrial Real Estate Investment Trust	5,598	57,132
Dream Office Real Estate Investment Trust	6,287	60,348
First Capital Real Estate Investment Trust	16,093	163,646
FirstService Corp.	914	138,216
Granite Real Estate Investment Trust	1,284	71,536
H&R Real Estate Investment Trust	28,890	221,080
Killam Apartment Real Estate Investment Trust	5,236	70,178
SECURITY	NUMBER OF SHARES	VALUE ($)
NorthWest Healthcare Properties Real Estate Investment Trust	10,883	55,011
Primaris Real Estate Investment Trust	2,180	21,571
RioCan Real Estate Investment Trust	22,670	323,977
SmartCentres Real Estate Investment Trust	8,532	151,861
Tricon Residential, Inc.	7,166	60,777
		2,366,106

China 9.7%
Agile Group Holdings Ltd. *(a)	1,587,000	179,822
A-Living Smart City Services Co., Ltd. *	58,750	37,493
C&D International Investment Group Ltd.	22,719	57,736
China Aoyuan Group Ltd. *(b)	729,127	0
China Jinmao Holdings Group Ltd.	1,985,000	281,057
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	51,100	96,064
China Overseas Grand Oceans Group Ltd.	312,000	122,237
China Overseas Land & Investment Ltd.	650,500	1,371,311
China Resources Land Ltd.	322,000	1,360,997
China SCE Group Holdings Ltd. *(a)	1,712,000	88,312
China South City Holdings Ltd. *	1,416,000	83,792
China Vanke Co., Ltd., A Shares	152,100	285,225
China Vanke Co., Ltd., H Shares	451,400	526,567
CIFI Holdings Group Co., Ltd. *(b)	1,637,440	119,013
Country Garden Holdings Co., Ltd. *(a)	5,485,000	621,708
Country Garden Services Holdings Co., Ltd.	82,900	96,317
Dexin China Holdings Co., Ltd. *	481,000	21,460
Fantasia Holdings Group Co., Ltd. *(a)	2,614,500	20,336
Gemdale Corp., A Shares	47,000	46,576
Gemdale Properties & Investment Corp., Ltd.	1,480,000	64,120
Greentown China Holdings Ltd.	125,500	149,041
Guangzhou R&F Properties Co., Ltd., H Shares *	2,927,022	447,003
Hopson Development Holdings Ltd. *	202,018	123,795
Jiayuan International Group Ltd. *(b)	534,000	8,835
KE Holdings, Inc., ADR *	11,341	195,065
KWG Group Holdings Ltd. *(a)	1,086,000	125,813
Longfor Group Holdings Ltd.	292,000	616,295
Midea Real Estate Holding Ltd.	60,000	56,308
Poly Developments and Holdings Group Co., Ltd., A Shares	95,700	184,282
Poly Property Group Co., Ltd	988,000	229,421
Red Star Macalline Group Corp. Ltd., A Shares	31,100	20,361
Redsun Properties Group Ltd. *	572,000	16,722
Ronshine China Holdings Ltd. *(a)	1,450,000	31,698
Seazen Group Ltd. *	1,320,000	257,457
Seazen Holdings Co., Ltd., A Shares *	27,800	55,611
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	69,700	95,901
Shinsun Holdings Group Co., Ltd. *(b)	1,290,000	21,590
Sino-Ocean Group Holding Ltd. *	2,609,000	121,348
Times China Holdings Ltd. *(a)	1,631,498	108,155
Yuexiu Property Co., Ltd.	205,359	254,435
Yuzhou Group Holdings Co., Ltd. *(a)	3,011,963	64,523
Zhenro Properties Group Ltd. *	3,223,000	34,156
See financial notes
8Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhongliang Holdings Group Co., Ltd. *	700,000	37,938
		8,735,896

France 2.3%
Altarea S.C.A.	404	39,674
Carmila S.A.	3,692	57,555
Covivio S.A.	3,835	186,990
Gecina S.A.	2,395	256,207
ICADE	4,731	178,369
Klepierre S.A.	16,807	443,933
Mercialys S.A.	12,086	112,287
Nexity S.A.	11,219	186,025
Unibail-Rodamco-Westfield *	10,767	574,686
		2,035,726

Germany 2.4%
ADLER Group S.A. *	88,642	49,165
Aroundtown S.A. *	96,025	173,127
Deutsche Wohnen SE	2,895	66,299
DIC Asset AG	5,323	25,040
Grand City Properties S.A. *	11,619	103,700
LEG Immobilien SE *	3,854	277,551
TAG Immobilien AG *	21,567	244,485
Vonovia SE	50,773	1,218,211
		2,157,578

Hong Kong 6.9%
CK Asset Holdings Ltd.	201,450	1,111,554
Fortune Real Estate Investment Trust	91,000	56,498
Hang Lung Properties Ltd.	131,000	174,474
Henderson Land Development Co., Ltd.	103,866	285,231
Hongkong Land Holdings Ltd.	96,727	343,146
Hysan Development Co., Ltd.	40,500	84,363
Kerry Properties Ltd.	137,000	253,143
Link REIT	82,700	410,029
New World Development Co., Ltd.	324,460	688,951
Powerlong Real Estate Holdings Ltd. *	1,434,000	153,346
Sino Land Co., Ltd.	230,204	263,694
Sun Hung Kai Properties Ltd.	140,342	1,579,783
Swire Properties Ltd.	63,400	132,491
The Wharf Holdings Ltd.	133,000	281,758
Wharf Real Estate Investment Co., Ltd.	95,400	397,587
		6,216,048

Japan 12.4%
Activia Properties, Inc.	30	84,057
Advance Residence Investment Corp.	43	103,532
Aeon Mall Co., Ltd.	17,200	206,122
AEON REIT Investment Corp.	82	82,976
Comforia Residential REIT, Inc.	20	46,780
Daito Trust Construction Co., Ltd.	11,170	1,231,876
Daiwa House REIT Investment Corp.	65	123,348
Daiwa Office Investment Corp.	12	56,374
Daiwa Securities Living Investments Corp.	66	50,544
Frontier Real Estate Investment Corp.	18	58,182
Fukuoka REIT Corp.	46	51,221
GLP J-REIT	110	103,737
Heiwa Real Estate Co., Ltd.	2,200	59,015
Hulic Co., Ltd.	31,200	279,984
Hulic REIT, Inc.	43	47,966
Industrial & Infrastructure Fund Investment Corp.	58	58,149
Invincible Investment Corp.	170	70,624
Japan Excellent, Inc.	78	71,087
SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Hotel REIT Investment Corp.	144	72,978
Japan Logistics Fund, Inc.	27	56,557
Japan Metropolitan Fund Invest	274	183,989
Japan Prime Realty Investment Corp.	38	96,293
Japan Real Estate Investment Corp.	52	216,102
Kenedix Office Investment Corp.	40	94,463
Kenedix Residential Next Investment Corp.	32	49,660
Kenedix Retail REIT Corp.	27	53,448
LaSalle Logiport REIT	17	17,363
Mirarth Holdings, Inc.	22,700	72,910
Mitsubishi Estate Co., Ltd.	110,300	1,404,892
Mitsui Fudosan Co., Ltd.	93,600	2,049,195
Mori Hills Reit Investment Corp.	45	45,326
Nippon Accommodations Fund, Inc.	16	72,216
Nippon Building Fund, Inc.	56	236,501
Nippon Kanzai Holdings Co., Ltd.	2,500	45,750
Nippon Prologis REIT, Inc.	50	100,559
NIPPON REIT Investment Corp.	21	50,184
Nomura Real Estate Holdings, Inc.	15,900	400,099
Nomura Real Estate Master Fund, Inc.	204	239,822
NTT UD REIT Investment Corp.	61	58,082
Open House Group Co., Ltd.	5,800	195,928
Orix JREIT, Inc.	108	134,341
Relo Group, Inc.	5,700	66,764
SAMTY Co., Ltd.	3,000	47,730
Sekisui House REIT, Inc.	130	75,098
Starts Corp., Inc.	5,300	111,219
Sumitomo Realty & Development Co., Ltd.	39,100	999,526
Sun Frontier Fudousan Co., Ltd.	5,200	51,502
Tokyo Tatemono Co., Ltd.	22,500	295,390
Tokyu Fudosan Holdings Corp.	99,900	620,974
Tokyu REIT, Inc.	34	43,563
United Urban Investment Corp.	147	158,012
		11,202,010

Mexico 0.6%
Corp. Inmobiliaria Vesta S.A.B. de C.V.	20,100	74,527
FIBRA Macquarie Mexico	49,100	91,718
Fibra Uno Administracion S.A. de C.V.	213,673	311,289
PLA Administradora Industrial S. de R.L de C.V.	49,800	93,464
		570,998

Netherlands 0.2%
Eurocommercial Properties N.V.	3,908	93,894
Wereldhave N.V.	5,864	102,063
		195,957

Philippines 0.9%
ACEN Corp.	84,210	7,443
Ayala Corp.	21,620	235,035
Ayala Land, Inc.	444,932	213,207
GT Capital Holdings, Inc.	17,460	176,453
Robinsons Land Corp.	187,300	48,331
SM Prime Holdings, Inc.	258,900	133,499
		813,968

Singapore 1.5%
CapitaLand Ascendas REIT	105,588	216,256
CapitaLand Ascott Trust	98,680	70,798
CapitaLand China Trust	59,200	39,612
CapitaLand Integrated Commercial Trust	117,605	166,128
CapitaLand Investment Ltd.	57,138	136,875
City Developments Ltd.	29,800	147,224
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report9

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Frasers Logistics & Commercial Trust	62,800	55,720
Manulife US Real Estate Investment Trust	196,000	13,327
Mapletree Industrial Trust	48,744	82,895
Mapletree Logistics Trust	75,031	93,222
Mapletree Pan Asia Commercial Trust	59,227	66,576
Suntec Real Estate Investment Trust	71,200	63,724
UOL Group Ltd.	33,880	166,332
		1,318,689

South Africa 1.0%
Fortress REIT Ltd., Class A *	120,405	84,733
Growthpoint Properties Ltd.	410,406	256,653
Hyprop Investments Ltd.	49,015	84,716
NEPI Rockcastle N.V.	29,611	177,713
Redefine Properties Ltd.	971,642	184,093
Resilient REIT Ltd.	27,406	57,511
Vukile Property Fund Ltd.	105,770	74,938
		920,357

Sweden 0.8%
Castellum AB	17,000	181,211
Fabege AB	10,333	88,441
Fastighets AB Balder, B Shares *	19,046	91,033
JM AB	13,291	174,975
Pandox AB	5,287	58,712
Sagax AB, B Shares	957	19,903
Samhallsbyggnadsbolaget i Norden AB (a)	62,721	20,103
Samhallsbyggnadsbolaget i Norden AB, D Shares	434	137
Wihlborgs Fastigheter AB	11,790	90,585
		725,100

Switzerland 0.9%
Allreal Holding AG	972	169,671
Mobimo Holding AG	363	106,081
PSP Swiss Property AG	1,131	137,411
Swiss Prime Site AG	4,424	424,810
		837,973

Taiwan 0.4%
Farglory Land Development Co., Ltd.	30,000	52,335
Highwealth Construction Corp.	84,533	114,045
Huaku Development Co., Ltd.	24,000	67,440
Kindom Development Co., Ltd.	22,000	22,387
Ruentex Development Co., Ltd.	58,082	67,100
		323,307

Thailand 0.8%
AP Thailand PCL NVDR	273,461	99,139
Central Pattana PCL NVDR	84,000	164,791
Digital Telecommunications Infrastructure Fund, Class F	195,800	53,678
Land & Houses PCL NVDR	727,211	172,293
Sansiri PCL NVDR	2,237,583	130,265
Supalai PCL NVDR	165,482	102,501
		722,667

United Arab Emirates 1.4%
Aldar Properties PJSC	181,747	260,150
Emaar Development PJSC	76,745	136,896
SECURITY	NUMBER OF SHARES	VALUE ($)
Emaar Properties PJSC	459,999	884,007
		1,281,053

United Kingdom 2.1%
Assura plc	77,041	44,777
Big Yellow Group plc	4,401	59,833
Derwent London plc	4,236	99,594
Grainger plc	28,778	85,987
Great Portland Estates plc	9,956	52,997
Hammerson plc	301,402	91,712
Intu Properties plc *(b)	184,056	0
Land Securities Group plc	42,747	325,727
LondonMetric Property plc	21,154	48,437
Primary Health Properties plc	38,835	46,267
Rightmove plc	17,153	121,413
Safestore Holdings plc	5,880	64,395
Savills plc	15,133	174,547
Segro plc	20,981	195,590
Sirius Real Estate Ltd.	52,168	57,499
The British Land Co., plc	57,083	233,559
The Unite Group plc	5,350	63,630
Tritax Big Box REIT plc	39,436	70,437
Workspace Group plc	9,288	58,957
		1,895,358

United States 48.5%
Acadia Realty Trust	6,054	90,144
Agree Realty Corp.	1,039	64,231
Alexander & Baldwin, Inc.	7,458	134,319
Alexandria Real Estate Equities, Inc.	3,735	434,530
American Assets Trust, Inc.	3,336	71,424
American Homes 4 Rent, Class A	6,748	243,198
American Tower Corp.	9,813	1,779,293
Americold Realty Trust, Inc.	8,700	292,755
Anywhere Real Estate, Inc. *	58,321	382,586
Apartment Income REIT Corp.	7,023	239,203
Apple Hospitality REIT, Inc.	17,269	259,380
Ashford Hospitality Trust, Inc. *	13,113	38,946
AvalonBay Communities, Inc.	4,853	892,078
Boston Properties, Inc.	12,381	826,679
Brandywine Realty Trust	34,962	174,810
Brixmor Property Group, Inc.	18,510	406,850
Broadstone Net Lease, Inc.	3,378	54,622
Camden Property Trust	3,133	337,173
CBRE Group, Inc., Class A *	19,796	1,683,650
Centerspace	817	52,893
Chatham Lodging Trust	4,940	48,313
Corporate Office Properties Trust	7,145	184,913
CoStar Group, Inc. *	3,217	263,762
Cousins Properties, Inc.	8,591	201,888
Crown Castle, Inc.	13,366	1,343,283
CubeSmart	5,264	219,561
Cushman & Wakefield plc *	15,073	138,521
DiamondRock Hospitality Co.	19,581	157,823
Digital Realty Trust, Inc.	10,360	1,364,619
DigitalBridge Group, Inc.	29,743	518,123
Diversified Healthcare Trust	277,859	754,387
Douglas Elliman, Inc.	7,140	17,921
Douglas Emmett, Inc.	16,159	220,894
Easterly Government Properties, Inc.	4,422	59,122
EastGroup Properties, Inc.	738	132,567
Elme Communities	6,116	94,064
Empire State Realty Trust, Inc., Class A	18,444	161,016
EPR Properties	4,874	218,258
Equinix, Inc.	2,003	1,565,104
Equity Commonwealth	3,062	58,270
See financial notes
10Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity LifeStyle Properties, Inc.	4,268	285,785
Equity Residential	14,736	955,335
Essential Properties Realty Trust, Inc.	2,084	50,058
Essex Property Trust, Inc.	2,330	555,449
eXp World Holdings, Inc.	1,996	38,363
Extra Space Storage, Inc.	4,289	551,909
Federal Realty Investment Trust	3,078	301,459
First Industrial Realty Trust, Inc.	3,031	157,430
Four Corners Property Trust, Inc.	2,283	57,440
Gaming & Leisure Properties, Inc.	7,247	343,508
Getty Realty Corp.	1,425	42,779
Global Net Lease, Inc.	8,243	93,558
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	709	15,860
Healthcare Realty Trust, Inc.	16,099	282,054
Healthpeak Properties, Inc.	24,406	502,275
Highwoods Properties, Inc.	9,573	228,125
Host Hotels & Resorts, Inc.	53,339	842,223
Howard Hughes Holdings, Inc. *	1,317	103,582
Hudson Pacific Properties, Inc.	25,403	172,994
Independence Realty Trust, Inc.	1,844	31,035
Industrial Logistics Properties Trust	21,822	85,760
InvenTrust Properties Corp.	2,093	50,044
Invitation Homes, Inc.	14,144	482,169
Iron Mountain, Inc.	15,706	997,959
JBG SMITH Properties	9,326	146,232
Jones Lang LaSalle, Inc. *	6,583	1,137,542
Kennedy-Wilson Holdings, Inc.	9,093	145,215
Kilroy Realty Corp.	7,255	268,072
Kimco Realty Corp.	20,187	382,342
Kite Realty Group Trust	5,848	131,989
Lamar Advertising Co., Class A	3,875	353,477
LTC Properties, Inc.	1,708	56,125
LXP Industrial Trust	13,414	131,725
Marcus & Millichap, Inc.	1,826	60,806
Medical Properties Trust, Inc.	30,538	220,484
Mid-America Apartment Communities, Inc.	3,572	518,762
National Health Investors, Inc.	1,897	96,994
National Storage Affiliates Trust	1,693	56,885
Newmark Group, Inc., Class A	13,120	93,021
NNN REIT, Inc.	5,440	214,282
Office Properties Income Trust	12,867	95,216
Omega Healthcare Investors, Inc.	11,460	364,657
Opendoor Technologies, Inc. *	24,044	93,772
Outfront Media, Inc.	13,401	152,101
Paramount Group, Inc.	34,725	178,487
Park Hotels & Resorts, Inc.	37,480	480,868
Pebblebrook Hotel Trust	9,593	138,811
Phillips Edison & Co., Inc.	2,210	74,831
Physicians Realty Trust	10,221	142,174
Piedmont Office Realty Trust, Inc., Class A	22,428	154,080
Prologis, Inc.	12,177	1,512,383
Public Storage	3,008	831,351
Realty Income Corp.	8,504	476,564
Regency Centers Corp.	6,398	397,956
Retail Opportunity Investments Corp.	6,446	86,763
Rexford Industrial Realty, Inc.	1,683	89,990
RLJ Lodging Trust	21,869	218,471
RPT Realty	7,521	85,288
Ryman Hospitality Properties, Inc.	1,798	152,884
Sabra Health Care REIT, Inc.	16,795	210,441
SBA Communications Corp.	1,217	273,253
Service Properties Trust	52,702	435,319
Simon Property Group, Inc.	15,869	1,800,973
SITE Centers Corp.	14,083	188,008
SL Green Realty Corp.	12,354	485,018
Spirit Realty Capital, Inc.	4,306	166,255
STAG Industrial, Inc.	4,583	167,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Summit Hotel Properties, Inc.	11,229	65,240
Sun Communities, Inc.	2,738	335,186
Sunstone Hotel Investors, Inc.	18,081	162,367
Tanger Factory Outlet Centers, Inc.	7,981	185,558
Terreno Realty Corp.	1,080	65,761
The GEO Group, Inc. *	32,233	233,367
The Macerich Co.	29,233	341,734
The Necessity Retail REIT, Inc.	9,581	71,858
The RMR Group, Inc., Class A	911	23,030
UDR, Inc.	9,369	373,823
Uniti Group, Inc.	45,142	242,413
Urban Edge Properties	8,247	134,921
Ventas, Inc.	28,570	1,247,938
Veris Residential, Inc. *	6,704	124,761
VICI Properties, Inc.	10,239	315,771
Vornado Realty Trust	27,126	651,567
Welltower, Inc.	21,114	1,749,928
WP Carey, Inc.	5,096	331,495
Xenia Hotels & Resorts, Inc.	12,182	143,748
Zillow Group, Inc., Class A *	965	49,138
Zillow Group, Inc., Class C *	2,851	148,708
		43,873,922
Total Common Stocks (Cost $88,352,436)		89,913,976

INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares Core US REIT ETF	944	48,361
Total Investment Companies (Cost $48,462)		48,361

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	1,273,553	1,273,553
Total Short-Term Investments (Cost $1,273,553)		1,273,553
Total Investments in Securities (Cost $89,674,451)		91,235,890

See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report11

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/15/23	3	98,580	894
MSCI EAFE Index, expires 09/15/23	3	316,395	(8,382)
MSCI Emerging Markets Index, expires 09/15/23	2	97,930	487
			(7,001)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,063,880.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-traded fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
See financial notes
12Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$47,012,575	$—	$—	$47,012,575
Australia	—	3,297,502	—	3,297,502
Belgium	—	222,212	—	222,212
China	279,924	8,306,534	149,438 *	8,735,896
France	—	2,035,726	—	2,035,726
Germany	49,165	2,108,413	—	2,157,578
Hong Kong	—	6,216,048	—	6,216,048
Japan	—	11,202,010	—	11,202,010
Netherlands	—	195,957	—	195,957
Philippines	—	813,968	—	813,968
Singapore	—	1,318,689	—	1,318,689
South Africa	736,264	184,093	—	920,357
Sweden	137	724,963	—	725,100
Switzerland	—	837,973	—	837,973
Taiwan	—	323,307	—	323,307
Thailand	53,678	668,989	—	722,667
United Arab Emirates	—	1,281,053	—	1,281,053
United Kingdom	428,428	1,466,930	0 *	1,895,358
Investment Companies[1]	48,361	—	—	48,361
Short-Term Investments[1]	1,273,553	—	—	1,273,553
Futures Contracts[2]	1,381	—	—	1,381
Liabilities
Futures Contracts[2]	(8,382)	—	—	(8,382)
Total	$49,875,084	$41,204,367	$149,438	$91,228,889

*	Level 3 amount shown includes securities determined to have no value at August 31, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report13

Schwab Fundamental Global Real Estate Index Fund
Statement of Assets and Liabilities

As of August 31, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $89,674,451) including securities on loan of $1,063,880		$91,235,890
Cash		31,394
Foreign currency, at value (cost $185,549)		185,145
Deposit with broker for futures contracts		24,642
Receivables:
Dividends		161,027
Investments sold		154,789
Foreign tax reclaims		64,340
Fund shares sold		39,021
Income from securities on loan		21,628
Prepaid expenses	+	16,150
Total assets		91,934,026

Liabilities
Collateral held for securities on loan		1,273,553
Payables:
Fund shares redeemed		121,821
Investments bought		30,483
Investment adviser fees		29,893
Variation margin on futures contracts	+	3,678
Total liabilities		1,459,428
Net assets		$90,474,598

Net Assets by Source
Capital received from investors		$116,748,487
Total distributable loss	+	(26,273,889)
Net assets		$90,474,598

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$90,474,598		10,234,337		$8.84

See financial notes
14Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Statement of Operations

For the period March 1, 2023 through August 31, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $108,964)		$2,011,398
Securities on loan, net	+	48,915
Total investment income		2,060,313

Expenses
Investment adviser fees		185,730
Total expenses	–	185,730
Net investment income		1,874,583

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(2,908,293)
Net realized losses on futures contracts		(19,532)
Net realized losses on foreign currency transactions	+	(2,000)
Net realized losses		(2,929,825)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(3,707,559)
Net change in unrealized appreciation (depreciation) on futures contracts		6,928
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	5,280
Net change in unrealized appreciation (depreciation)	+	(3,695,351)
Net realized and unrealized losses		(6,625,176)
Decrease in net assets resulting from operations		($4,750,593 )
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report15

Schwab Fundamental Global Real Estate Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/23-8/31/23		3/1/22-2/28/23
Net investment income		$1,874,583	$3,574,007
Net realized losses		(2,929,825)	(6,071,023)
Net change in unrealized appreciation (depreciation)	+	(3,695,351)	(20,074,678)
Decrease in net assets from operations		($4,750,593 )	($22,571,694 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($929,760 )	($3,154,839 )

TRANSACTIONS IN FUND SHARES
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		770,533	$6,827,177	3,601,848	$35,951,779
Shares reinvested		73,210	649,965	224,488	2,169,157
Shares redeemed	+	(1,756,785)	(15,593,905)	(4,360,523)	(42,173,011)
Net transactions in fund shares		(913,042)	($8,116,763 )	(534,187)	($4,052,075 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-8/31/23			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,147,379	$104,271,714	11,681,566	$134,050,322
Total decrease	+	(913,042)	(13,797,116)	(534,187)	(29,778,608)
End of period		10,234,337	$90,474,598	11,147,379	$104,271,714
See financial notes
16Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Fundamental Global Real Estate Index Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2015 Fund
Schwab Fundamental US Large Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2035 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Monthly Income Fund — Target Payout
Schwab International Index Fund®	Schwab Monthly Income Fund — Flexible Payout
Schwab MarketTrack All Equity Portfolio™	Schwab Monthly Income Fund — Income Payout
Schwab MarketTrack Growth Portfolio™	Schwab Target 2010 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2015 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2020 Index Fund
Schwab International Opportunities Fund™	Schwab Target 2025 Index Fund
Schwab Balanced Fund	Schwab Target 2030 Index Fund
Schwab Core Equity Fund	Schwab Target 2035 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2040 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2045 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2050 Index Fund
Schwab Health Care Fund	Schwab Target 2055 Index Fund
Schwab International Core Equity Fund	Schwab Target 2060 Index Fund
Schwab Target 2010 Fund	Schwab Target 2065 Index Fund
Schwab Fundamental Global Real Estate Index Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report17

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings.  By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.  This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.  When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable.  For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours.  Fair value determinations are made in good faith in accordance with adopted valuation procedures.  The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
18Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2023, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2023, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations, if any. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments ,if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations, if any. Foreign taxes accrued as of August 31, 2023, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.  In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund will concentrate its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or (or income generated by) other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs) and European Depositary receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country, or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country, or asset class.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Exchange-Traded Fund (ETF) Risk. The fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the fund invests in an ETF, in addition to directly bearing the expenses associated with its own operation, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.39% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $784,540 and $1,017,160 respectively and includes realized gains of $4,225.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested trustees or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility,  the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2023, are presented in the fund’s Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the fund’s Statement of Operations, if any. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2023, the month-end average notional amounts of futures contracts held by the fund was $499,549 and the month-end average number of contracts held was 9.

8. Purchases and Sales of Investment Securities:
For the period ended August 31, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$7,191,959	$14,256,463

9. Federal Income Taxes:
As of August 31, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$102,968,577	$3,166,952	($14,906,640 )	($11,739,688 )

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2023, the fund had capital loss carryforwards of $11,498,226.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2023.  The tax basis components of distributions paid during the fiscal year ended February 28, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$3,154,839
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended February 28, 2023, the fund did not incur any interest or penalties.
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Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

 10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Global Real Estate Index Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental Global Real Estate Index Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on April 27, 2023 and June 6, 2023, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2023 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report27

Schwab Fundamental Global Real Estate Index Fund
management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies and that it had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar funds tracking Fundamental indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. Based on this evaluation,
28Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report29

Schwab Fundamental Global Real Estate Index Fund
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
30Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report31

Schwab Fundamental Global Real Estate Index Fund

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023 – present),
Chief Investment Officer (June 2011 – present) and Vice President (June 2011 – Sept. 2023),
Schwab Funds, Laudus Trust and Schwab ETFs.

Jonathan de St. Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.;
President (Nov. 2018 – present), Chief Executive Officer (Apr. 2019 – Sept. 2023) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Chief Financial Officer (Mar. 2020 – present) and Vice President
(Oct. 2013 – Mar. 2023), Charles Schwab Investment Management, Inc.

32Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Schwab Fundamental Global Real Estate Index Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Apr. 2011 – present) and
Senior Vice President (Apr. 2011 – Mar. 2023) Charles Schwab Investment Management, Inc.;
Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus
Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Chief Investment Officer (Jan. 2020 – present) and
Senior Vice President (Jan. 2020 – Mar. 2023) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Managing Director (Mar. 2023 – present), Chief Legal Officer (Mar. 2022 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report33

Schwab Fundamental Global Real Estate Index Fund
Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.
earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.
expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net) An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
real estate investment trust (REIT) Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
real estate operating companies (REOC) Real estate companies that engage in the development, management or financing of real estate.
return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell RAFI Global Select Real Estate Index (Net) An index that is derived from constituents of the Russell RAFI Global Index that are classified as real estate or real estate investment trusts (REITs) according to the Russell Global Sectors classification scheme. Fundamental methodology ranks and weights global real estate securities by three fundamental measures of company size adjusted sales, retained operating cash flow and dividends plus buybacks rather than by market capitalization. Mortgage and timber REITs are excluded. Securities are ranked by each fundamental factor, and individual factor weights are averaged to determine overall fundamental weights. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield The income paid out by an investment, expressed as a percentage of the investment’s market value.
34Schwab Fundamental Global Real Estate Index Fund | Semiannual Report

Notes

Schwab Fundamental Global Real Estate Index Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR87850-08
00289731

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	October 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	October 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	October 17, 2023